Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Net Income Loss Per Common Share Tables
Schedule of Earnings Per Share, Basic and Diluted

	For the three months		For the six months
	ended March 31,		ended March 31,
	2013	2012	2013	2012
	(in thousands, except per share data)
Numerator:
Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less net income (loss) attributable to participating securities	-	1,382	-	(2,851)
Net income (loss) attributable to common stockholders – basic	$(5,782)	$1,381	$(1,755)	$2,889

Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less gain (loss) on warrant liability for participating
common warrants	-	3,046	-	6,868
Net loss attributable to common stockholders – diluted	$(5,782)	$(283)	$(1,755)	$(1,127)

Denominator:
Weighted-average shares used in computing net income per
share attributable to common stockholders – basic	94,425	60,490	69,664	61,359
Effect of potentially dilutive securities:
Common stock warrants	-	10,494	-	14,743
Convertible preferred warrants**	-	-	-	-
Convertible preferred stock**	-	-	-	-
Common stock options**	-	-	-	-
Non-participating common stock warrants**	-	-	-	-
Weighted-average shares used in computing net income
(loss) per share attributable to common stockholders - diluted	94,425	70,984	69,664	76,102
Basic net income per common share	$(0.06)	$0.02	$(0.03)	$0.05
Diluted net income (loss) per common share	$(0.06)	$0.00	$(0.03)	$(0.01)
* Prior period amounts have been restated, see note G below.
** Amounts do not apply due to net loss per treasury method

	Fiscal Year Ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299
Net income attributable to participating securities (1)	(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)	$856	$148

Net income (loss)	$1,698	$299
Less gain (loss) on warrant liability for participating common warrants (1)	3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)	$(2,161)	$(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	61,593	59,474
Effect of potentially dilutive securities:
Common stock warrants (1)	9,448	26,388
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)	71,041	85,862
Basic net income (loss) per common share (1)	$0.01	$0.00
Diluted net income (loss) per common share (1)	$(0.03)	$(0.04)